Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Assets and Liabilities

4 Fair Value of Financial Assets and Liabilities

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

		December 31, 2012		December 31, 2011
	Fair value hierarchy1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Other financial assets	2	18	18	17	17
Derivative instruments-assets	2	1	1	2	2
Liabilities:
Short-term debt	2	(42)	(42)	(52)	(52)
Short-term debt (bonds)	1	(265)	(267)	—	—
Long-term debt (bonds)	1	(2,332)	(2,453)	(3,122)	(3,296)
Long-term debt (bonds) 2)	2	(608)	(635)	(606)	(609)
Other long-term debt	2	(245)	(245)	(19)	(19)
Derivative instruments-liabilities	2	(2)	(2)	(3)	(3)

1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it. There were no transfers during the reporting periods presented in the table above.
2)	Represent bonds which are privately held (floating rate secured notes 2016).

The following methods and assumptions were used to estimate the fair value of financial instruments:

Other financial assets

For other financial assets, the fair value is based upon significant other observable inputs depending on the nature of the other financial asset.

Debt

The fair value is estimated on the basis of the quoted market prices for certain issues, or on the basis of discounted cash flow analyses based upon the incremental borrowing rates for similar types of borrowing arrangements with comparable terms and maturities. Accrued interest is included under accounts payable and not within the carrying amount or estimated fair value of debt.

Assets and liabilities recorded at fair value on a non-recurring basis

We measure and record our non-marketable equity investments (non-marketable equity method and cost method investments) and non-financial assets, such as intangible assets and property, plant and equipment, at fair value when an impairment charge is required.